NOTES PAYABLE AND DERIVATIVE LIABILITIES (Details) - USD ($)	2 Months Ended		3 Months Ended	4 Months Ended	5 Months Ended		7 Months Ended		9 Months Ended	11 Months Ended
	Feb. 19, 2021	Feb. 20, 2020	Sep. 30, 2021	Apr. 29, 2021	Jun. 12, 2020	May 31, 2019	Jul. 28, 2021	Aug. 11, 2020	Sep. 30, 2021	Nov. 25, 2020	Sep. 07, 2021	Dec. 31, 2020	Sep. 15, 2019
Debt Instrument [Line Items]
Total debt			$ 5,111,523						$ 5,111,523			$ 3,351,283
Current portion of debt			2,411,523						2,411,523			901,283
Long-term portion of debt			2,700,000						2,700,000			2,450,000
Debt forgiveness			265,842
Debt converted, amount converted			1,138,904
Business Capital Providers 1 [Member]
Debt Instrument [Line Items]
Proceeds from loan payable		$ 250,000
Debt payment frequency		daily
Debt periodic payment		$ 2,556
Business Capital Providers 2 [Member]
Debt Instrument [Line Items]
Proceeds from loan payable					$ 250,000
Debt payment frequency					daily
Debt periodic payment					$ 2,556
Business Capital Providers 3 [Member]
Debt Instrument [Line Items]
Proceeds from loan payable								$ 250,000
Debt payment frequency								daily
Debt periodic payment								$ 2,556
Business Capital Providers 7 [Member]
Debt Instrument [Line Items]
Proceeds from loan payable										$ 310,000
Debt payment frequency										daily
Debt periodic payment										$ 2,700
Business Capital Providers 8 [Member]
Debt Instrument [Line Items]
Proceeds from loan payable	$ 250,000
Debt payment frequency	daily
Debt periodic payment	$ 2,556
Business Capital Providers 9 [Member]
Debt Instrument [Line Items]
Proceeds from loan payable				$ 300,000
Debt payment frequency				daily
Debt periodic payment				$ 2,700
Business Capital Providers 10 [Member]
Debt Instrument [Line Items]
Proceeds from loan payable							$ 300,000
Debt payment frequency							daily
Debt periodic payment							$ 2,531
Convertible Note [Member]
Debt Instrument [Line Items]
Debt face amount											$ 1,943,000
Original issue discounts											$ 74,500
Debt converted, amount converted									1,149,500
Unsecured Promissory Note [Member] | Steven Morse Esq [Member]
Debt Instrument [Line Items]
Proceed from debt									100,000
Mob-Fox US LLC [Member]
Debt Instrument [Line Items]
Total debt												30,000
Dr. Salkind, et al [Member]
Debt Instrument [Line Items]
Total debt			2,700,000						2,700,000			2,550,000
Small Business Administration [Member]
Debt Instrument [Line Items]
Total debt			150,000						150,000			415,842
Subscription Agreements [Member]
Debt Instrument [Line Items]
Total debt			768,000						768,000
Blue Lake Partners [Member]
Debt Instrument [Line Items]
Total debt			1,125,000						1,125,000
Business Capital Providers [Member]
Debt Instrument [Line Items]
Total debt			$ 368,523						$ 368,523			$ 355,441
AVNG Note [Member]
Debt Instrument [Line Items]
Debt Conversion, Original Debt, Amount						$ 5,250,000
Long-term Debt													$ 1,530,000
AVNG Note [Member] | Series E Preferred Stock [Member]
Debt Instrument [Line Items]
Debt Conversion, Converted Instrument, Shares Issued						65,625
AVNG Note [Member] | Warrant [Member]
Debt Instrument [Line Items]
Debt Conversion, Converted Instrument, Shares Issued						82,031
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 48.00